Accumulated Other Comprehensive Income - Accumulated Other Comprehensive Income in Equity Section of Balance Sheet (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2008
Class of Stock [Line Items]
Increase in foreign currency translation and accumulated other comprehensive incomes	$ 191
Decrease to liabilities	1
Reduction in Retained Earnings	$ 190